UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [X]; Amendment Number:       1
                                                  -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              8
                                               -------------

Form 13F Information Table Value Total:          $2,512,696
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

04     28-11993                    Trian Partners GP, L.P.



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                                               FORM 13F INFORMATION TABLE

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



COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----     -------      -------    ---  ----    ----------    --------   ----   ------   ----

Wendy's Intl Inc.       COM        950590109     155,085    4,220,004   SH            Defined      1,2,3,4         4,220,004

H.J. Heinz Co.          COM        423074103     591,737   12,465,492   SH            Defined      1,2,3,4        12,465,492

Tim Hortons Inc.        COM        88706M103      12,387      402,816   SH            Defined      1,2,3,4           402,816

Lions Gate Entmnt
   Corp.             COM NEW       535919203      18,334    1,662,231   SH            Defined      1,2,3,4         1,662,231

Chemtura Corp.          COM        163893100      99,944    8,995,842   SH            Defined      1,2,3,4         8,995,842

Tiffany & Co. NEW       COM        886547108     374,458    7,057,250   SH            Defined      1,2,3,4         7,057,250

SPDR TR              UNIT SER 1    78462F103   1,133,009    7,531,800   SH   PUT      Defined      1,2,3,4         7,531,800

Diamonds TR          UNIT SER 1    252787106     123,410      919,600   SH   PUT      Defined      1,2,3,4           919,600

